Premises and Equipment (Schedule of Premises and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 26,938	$ 16,588
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(13,407)	(10,116)
Property, Plant and Equipment, Net, Total	13,531	6,472
Depreciation Premises and Equipment	726	551	$ 572
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,925	2,316
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,662	9,857
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,351	$ 4,415